Loans and advances to credit institutions - Type (Details) - MXN ($) $ in Millions	24 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Financial assets
Total financial assets	$ 1,308,730	$ 1,285,120
Loans and advances to credit institutions
Financial assets
Reciprocal accounts	26,017	18,569
Time deposits	96	71
Guarantee deposits - Collateral delivered for OTC derivatives transactions (Note 32)	51,414	34,542
Reverse repurchase agreements	37,831	46,087
Call money transactions granted	1,062
Other accounts	3,799	5,940
Total financial assets	120,219	105,209
Loans and advances to credit institutions | Mexican peso
Financial assets
Total financial assets	59,629	69,311
Loans and advances to credit institutions | USD
Financial assets
Total financial assets	60,496	35,229
Loans and advances to credit institutions | Other currencies
Financial assets
Total financial assets	94	669
Loans and advances to credit institutions | Mexico.
Financial assets
Time deposits	96	71
Call money transactions granted	$ 1,062	$ 0
Time deposits repricing number of days	182 days
Loans and advances to credit institutions | Mexico. | Fixed interest rate
Financial assets
Borrowings, interest rate	1.50%